CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2016	Aug. 31, 2015
Current assets
Cash and cash equivalents	$ 2,509,215	$ 228,465
Deferred research and development costs	349,302	106,135
Prepaid expenses and other current assets	15,752	21,152
Total current assets	2,874,269	355,752
Equipment, net of accumulated depreciation of $33,439 and $27,751, respectively	21,331	30,535
Total assets	2,895,600	386,287
Current liabilities
Accounts payable	184,743	97,438
Interest payable to related party	66,401	443,498
Bridge note payable to related party, net of discount of $74,702 and $6,516	525,298	593,484
Convertible promissory notes payable to related party, net of discount of $0 and $879,808, respectively	18,146	2,120,192
Total current liabilities	794,588	3,254,612
Convertible promissory notes payable to related party, net of discount of $1,650,120	1,349,880
Interest payable to related party	669,244
Total liabilities	2,813,712	3,254,612
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 28,500,221 and 26,572,615 shares issued and outstanding at at August 31, 2016 and August 31, 2015	28,500	26,572
Additional paid-in capital	33,729,715	26,144,117
Retained deficit	(33,676,327)	(29,039,014)
Total stockholders' equity (deficit)	81,888	(2,868,325)
Total liabilities and stockholders' equity (deficit)	$ 2,895,600	$ 386,287